Loan from the European Investment Bank (“Eib”) (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jul. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loan from the European Investment Bank (“Eib”) (Details) [Line Items]
Borrowing limit				€ 7,500
Period of drawing loans		6 years
Royalties to EIB rate		2.00%
Additional payment percentage		100.00%
Cash and cash equivalents | $		$ 3,183	$ 6,966		$ 6,740	$ 6,508	$ 8,280
First tranche [Member]
Loan from the European Investment Bank (“Eib”) (Details) [Line Items]
Financing agreement amount	€ 4,000
Annual interest rate		5.00%		5.00%
Second tranche [Member]
Loan from the European Investment Bank (“Eib”) (Details) [Line Items]
Financing agreement amount	€ 3,500
Annual interest rate		3.00%		3.00%
Financial Agreement [Member]
Loan from the European Investment Bank (“Eib”) (Details) [Line Items]
Cash and cash equivalents				€ 350